OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive Loss components
Balance at the beginning of the period				$ (804)				$ (623)	$ (804)	$ (623)
Other comprehensive (loss) income before reclassifications									244	(135)
Amounts reclassified from accumulated other comprehensive loss									(66)	(46)
Other comprehensive income (loss), net of tax									178	(181)	(262)
Balance at the end of the period	(626)				(804)				(626)	(804)	(623)
Net income	33	74	56	(16)	(43)	121	131	166	147	375	260
Discontinued Operations
Accumulated other comprehensive Loss components
Actuarial loss									6	4	3
Foreign currency translation adjustment
Accumulated other comprehensive Loss components
Balance at the beginning of the period				268				217	268	217
Other comprehensive (loss) income before reclassifications									(25)	51
Other comprehensive income (loss), net of tax									(25)	51
Balance at the end of the period	243				268				243	268	217
Other comprehensive income (loss), tax										7	11
Pension and other postretirement benefits adjustments, net of tax
Accumulated other comprehensive Loss components
Balance at the beginning of the period				(1,076)				(845)	(1,076)	(845)
Other comprehensive (loss) income before reclassifications									259	(185)
Amounts reclassified from accumulated other comprehensive loss									(66)	(46)
Other comprehensive income (loss), net of tax									193	(231)
Balance at the end of the period	(883)				(1,076)				(883)	(1,076)	(845)
Other comprehensive income (loss), tax									113	228	155
Pension and other postretirement benefits adjustments, net of tax | Amount reclassified
Accumulated other comprehensive Loss components
Prior service credit									8	10	9
Actuarial loss									(86)	(51)	(39)
Settlement loss									(12)	(13)
Total before tax									(90)	(54)	(30)
Income tax expense									24	8	6
Net income									(66)	(46)	(24)
Other comprehensive income of unconsolidated affiliates
Accumulated other comprehensive Loss components
Balance at the beginning of the period				7				8	7	8
Other comprehensive (loss) income before reclassifications									5	(1)
Other comprehensive income (loss), net of tax									5	(1)
Balance at the end of the period	12				7				12	7
Other, net
Accumulated other comprehensive Loss components
Balance at the beginning of the period				(3)					(3)
Other comprehensive (loss) income before reclassifications									5
Other comprehensive income (loss), net of tax									5
Balance at the end of the period	2								2		(3)
Amounts attributable to noncontrolling interests
Accumulated other comprehensive Loss components
Balance at the beginning of the period				(13)				(12)	(13)	(12)
Other comprehensive (loss) income before reclassifications									5	(1)
Other comprehensive income (loss), net of tax									5	(1)	(5)
Balance at the end of the period	(8)				(13)				(8)	(13)	(12)
Net income									21	10	7
Amounts attributable to Huntsman International
Accumulated other comprehensive Loss components
Balance at the beginning of the period				(791)				(611)	(791)	(611)
Other comprehensive (loss) income before reclassifications									239	(134)
Amounts reclassified from accumulated other comprehensive loss									(66)	(46)
Other comprehensive income (loss), net of tax									173	(180)
Balance at the end of the period	$ (618)				$ (791)				$ (618)	$ (791)